THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2002.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      September 30, 2000
                                                   ------------------

Check here if Amendment [X]    Amendment Number :     2
                                                  ---------

  This Amendment (Check only one):  [ ]   is a restatement
                                    [X]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ----------------------------------
Address:  1 Lafayette Place
          ----------------------------------
          Greenwich, CT 06830
          ----------------------------------

Form 13F File Number:      28- 2610
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William C. Crowley
        ------------------------------------
Title:  President of General Partner
        ------------------------------------
Phone:  (203) 861-4600
        ------------------------------------

Signature, Place, and Date of Signing:

     /s/ William C. Crowley             Greenwich, CT        November 14, 2002
--------------------------------    --------------------   ---------------------
          (Signature)                   (City, State)              (Date)

Report Type (Check only one):

  [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     18
Form 13F Information Table Value Total:               $755,527
                                                (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Dress Barn Inc.     Common      261570-10-5      5,828    277,519     SH             DEFINED                   277,519
Dress Barn Inc.     Common      261570-10-5     10,680    508,581     SH               SOLE                    508,581
Dow Jones & Co.
  Inc.              Common      260561-10-5     45,862    758,064     SH             DEFINED                   758,064
Dow Jones & Co.
  Inc.              Common      260561-10-5     82,331  1,360,836     SH               SOLE                  1,360,836
General Motors
  Corp.             Common      370442-10-5    196,279  3,019,697     SH             DEFINED                 3,019,697
General Motors
  Corp.             Common      370442-10-5    124,731  1,918,931     SH               SOLE                  1,918,931
Hillenbrand
  Industries        Common      431573-10-4     11,374    254,173     SH             DEFINED                   254,173
Hillenbrand
  Industries        Common      431573-10-4     20,376    455,327     SH               SOLE                    455,327
H&R Block Inc.      Common      093671-10-5     10,783    290,946     SH             DEFINED                   290,946
H&R Block Inc.      Common      093671-10-5     18,867    509,054     SH               SOLE                    509,054
JC Penney Company
  Inc.              Common      708160-10-6     11,628    984,317     SH             DEFINED                   984,317
JC Penney Company
  Inc.              Common      708160-10-6     20,213  1,711,183     SH               SOLE                  1,711,183
Liz Claiborne Inc.  Common      539320-10-1     58,990  1,532,207     SH             DEFINED                 1,532,207
Liz Claiborne Inc.  Common      539320-10-1    101,970  2,648,569     SH               SOLE                  2,648,569
Stanley Works       Common      854616-10-9      9,316    403,963     SH             DEFINED                   403,963
Stanley Works       Common      854616-10-9     16,193    702,137     SH               SOLE                    702,137
Tricon Global
  Restaurants       Common      895953-10-7      3,608    117,819     SH             DEFINED                   117,819
Tricon Global
  Restaurants       Common      895953-10-7      6,498    212,181     SH               SOLE                    212,181


Grand Total                                    755,527